Other non-operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Non-operating Income (Expenses), Net

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Interest income	58,862	38,554	53,123	1,792
Foreign exchange gains (losses), net	241,983	(195,326)	(418,970)	(14,135)
Impairment of available-for-sale financial assets	(8,584)	—	—	—
Gain on disposal of financial assets at fair value through profit or loss	11,483	621	637	22
Gain on disposal of long-term investment in associates	—	—	16,929	571
Share of profit (loss) of associates	31,269	28,924	(179,491)	(6,056)
Reimbursement of ADSs service charge	—	—	23,707	800
Others	5,127	8,203	13,883	468

	340,140	(119,024)	(490,182)	(16,538)